LOSS ON GOLDEX MINE (Tables)	9 Months Ended
Sep. 30, 2011
LOSS ON GOLDEX MINE
Schedule of loss on Goldex Mine

Loss on Goldex Mine property, plant, and mine development	$237,142
Loss on underground ore stockpile	16,641
Increase in asset retirement obligation	44,400

Loss on Goldex Mine (before income and mining taxes)	298,183
Income and mining taxes	(104,370)

Loss on Goldex Mine (after income and mining taxes)	$193,813